Pension and Other Postretirement Benefits - Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ (59,176)	$ 57,539	$ 71,087
Amortization of prior service cost	(959)	(1,155)	(1,271)
Amortization of net actuarial loss	(44,597)	(37,830)	(23,376)
Prior service cost	0	0	1,878
Regulatory adjustment	88,194	(7,435)	(36,944)
Recognized in other comprehensive (income) loss	(16,538)	11,119	11,374
Net periodic benefit costs recognized in net income	57,397	56,291	42,465
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	40,859	67,410	53,839
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(54,892)	45,665	66,557
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	(41,955)	(36,025)	(22,356)
Prior service cost	0	0	0
Regulatory adjustment	86,196	(3,956)	(39,782)
Recognized in other comprehensive (income) loss	(10,651)	5,684	4,419
Net periodic benefit costs recognized in net income	51,194	50,583	36,982
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	40,543	56,267	41,401
SERP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(3,245)	7,240	7,975
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	(2,642)	(1,805)	(1,020)
Prior service cost	0	0	0
Regulatory adjustment	0	0	0
Recognized in other comprehensive (income) loss	(5,887)	5,435	6,955
Net periodic benefit costs recognized in net income	4,599	3,798	3,046
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	(1,288)	9,233	10,001
PBOP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(1,039)	4,634	(3,445)
Amortization of prior service cost	(959)	(1,155)	(1,271)
Amortization of net actuarial loss	0	0	0
Prior service cost	0	0	1,878
Regulatory adjustment	1,998	(3,479)	2,838
Recognized in other comprehensive (income) loss	0	0	0
Net periodic benefit costs recognized in net income	1,604	1,910	2,437
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$ 1,604	$ 1,910	$ 2,437